Business acquisitions - Narrative (Details) - CAD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2022	Oct. 01, 2022	Jul. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 543			$ 543	$ 543
MLN
Finite-Lived Intangible Assets [Line Items]
Percentage of business acquired		100.00%
Total consideration		$ 8,002
Property, plant and equipment and working capital		13,723
Assumed lease liabilities		5,721
Cash consideration	3,000
Deferred consideration	5,002			5,002	0
Acquisition related costs				95
Revenue				5,224
Net income				1,094
Cash payment	3,000
Fair value of identifiable net assets acquired		$ 8,002
DGI
Finite-Lived Intangible Assets [Line Items]
Total consideration			$ 18,441
Cash consideration			13,724
Deferred consideration	$ 1,720			$ 1,720	1,571
Acquisition related costs					$ 209
Cash payment			13,724
Earn-out to be paid			4,717
Goodwill			543
Fair value of identifiable net assets acquired			17,898
Working capital			13,674
Intangible assets			2,575
Other assets			$ 1,649